Current and long-term debt - Schedule of detailed information about accreted principal amount (Details) - Convertible Notes Due 2025 - USD ($)	Jun. 30, 2021	May 15, 2021	Mar. 31, 2021	Mar. 25, 2021
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,000		$ 1,000
March 25, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, accreted principal amount per $1,000 principal amount				$ 100.0000
May 15, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, accreted principal amount per $1,000 principal amount		$ 100.7125
November 15, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, accreted principal amount per $1,000 principal amount	103.3669
May 15, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, accreted principal amount per $1,000 principal amount	106.1308
November 15, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, accreted principal amount per $1,000 principal amount	109.0087
May 15, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, accreted principal amount per $1,000 principal amount	112.0053
45245
Disclosure of detailed information about borrowings [line items]
Borrowings, accreted principal amount per $1,000 principal amount	115.1255
May 15, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, accreted principal amount per $1,000 principal amount	118.3744
November 15, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, accreted principal amount per $1,000 principal amount	121.7574
May 15, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, accreted principal amount per $1,000 principal amount	$ 125.2798